Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
		September 30, 2024	September 30, 2023	December 31, 2023
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	36.8454	36.4816	34.2265
Period average	$: THB	34.4021	34.6579	34.7867
Period-end	$: KHR	4,063.3864	4,117.2783	4,080.0304
Period average	$: KHR	4,074.3825	4,104.8088	4,105.4181
Period-end	$: RMB	7.0812	7.2755	7.0971
Period average	$: RMB	7.1862	7.0556	7.0835

The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
		2023	2022	2021
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	34.2265	34.6153	33.1964
Period average	$: THB	34.7867	35.1428	32.1003
Period-end	$: KHR	4,080.0304	4,114.3335	4,068.9577
Period average	$: KHR	4,105.4181	4,083.7043	4,065.8164
Period-end	$: RMB	7.0971	6.9091	6.3551
Period average	$: RMB	7.0835	6.4569	6.4368

Schedule of Estimated Useful Lives of the Plant and Equipment	The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years
The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years